INCOME TAXES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Current:
Federal	$ 0	$ 0
State	0	0
Current Income Tax Expense (Benefit)	0	0
Deferred:
Federal	(2,651,809)	(2,626,791)
State	(563,409)	(540,796)
Deferred Income Tax Expense (Benefit)	(3,215,218)	(3,167,587)
Change in Valuation Allowance	3,215,218	(3,167,587)
Income tax provision	$ (0)	$ (0)